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                                       First MetLife Investors Insurance Company
                                       200 Park Avenue
                                       New York, New York 10166

December 22, 2008

VIA EDGAR
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Securities and Exchange Commission
100 F. Street, N.E.
Washington, D.C.  20549

RE:   First MetLife Investors Insurance Company
      First MetLife Investors Variable Annuity Account One
      File Nos. 333-148873; 811-08306 (Pioneer PRISM)
      Rule 497(j) Certification

Commissioners:

On behalf of First MetLife Investors Insurance Company (the "Company") and First MetLife Investors Variable Annuity Account One (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of Prospectus and the Statement of Additional Information for Pioneer PRISM, each dated September 19, 2008, being used for certain variable annuity contracts offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 does not differ from the Prospectus and the Statement of Additional Information contained in the Post-Effective Amendment No. 1 for the Account filed electronically with the Commission on December 5, 2008.

If you have any questions or comments, please call the undersigned at (617) 578-4796.

Sincerely,


/s/Paula Minella
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Paula Minella
Counsel
Metropolitan Life Insurance Company